Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Parties [Abstract]
Loans and Leases Receivable, Related Parties	$ 4,097	$ 4,301
Related Party Deposit Liabilities	12,229	7,094
Related Party Transaction, Amounts of Transaction	$ 1,563	$ 2,436	$ 3,372